First Trust Nasdaq Bank ETF (FTXO)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Banks – 90.1%
107,142	Bank of America Corp.	$4,417,465
259,941	Citigroup, Inc.	18,390,826
205,007	Citizens Financial Group, Inc.	9,403,671
57,865	Comerica, Inc.	4,128,089
37,623	Cullen/Frost Bankers, Inc.	4,213,776
60,733	East West Bancorp, Inc.	4,353,949
107,779	Fifth Third Bancorp	4,120,391
11,885	First Citizens BancShares, Inc., Class A	9,897,115
536,442	First Horizon Corp.	9,269,718
53,435	First Republic Bank	10,001,429
286,360	Huntington Bancshares, Inc.	4,086,357
531,250	Investors Bancorp, Inc.	7,575,625
124,572	JPMorgan Chase & Co.	19,375,929
197,121	KeyCorp	4,070,549
28,266	M&T Bank Corp.	4,107,332
105,095	PNC Financial Services Group (The), Inc.	20,047,922
250,706	Popular, Inc.	18,815,485
194,005	Regions Financial Corp.	3,915,021
18,187	Signature Bank	4,467,637
91,834	Silvergate Capital Corp., Class A (a)	10,406,629
170,484	Sterling Bancorp	4,226,298
7,793	SVB Financial Group (a)	4,336,259
92,459	Synovus Financial Corp.	4,057,101
112,590	Truist Financial Corp.	6,248,745
74,724	US Bancorp	4,257,026
218,961	Wells Fargo & Co.	9,916,744
45,412	Western Alliance Bancorp	4,216,504
78,469	Zions Bancorp N.A.	4,147,871
		216,471,463
	Consumer Finance – 1.9%
38,731	Discover Financial Services	4,581,490
	Thrifts & Mortgage Finance – 7.8%
1,709,264	New York Community Bancorp, Inc.	18,836,089
	Total Investments – 99.8%	239,889,042
	(Cost $231,878,121) (b)
	Net Other Assets and Liabilities – 0.2%	374,756
	Net Assets – 100.0%	$240,263,798

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $14,171,199 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,160,278. The net unrealized appreciation was $8,010,921.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 239,889,042	$ 239,889,042	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Food & Beverage ETF (FTXG)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Beverages – 18.5%
94	Boston Beer (The) Co., Inc., Class A (a)	$95,955
1,244	Brown-Forman Corp., Class B	93,226
1,809	Coca-Cola (The) Co.	97,885
417	Constellation Brands, Inc., Class A	97,532
7,189	Keurig Dr. Pepper, Inc.	253,341
1,715	Molson Coors Beverage Co., Class B (a)	92,078
1,061	Monster Beverage Corp. (a)	96,922
2,003	National Beverage Corp.	94,602
1,796	PepsiCo, Inc.	266,113
		1,187,654
	Chemicals – 1.5%
2,198	Corteva, Inc.	97,481
	Food & Staples Retailing – 1.5%
2,568	US Foods Holding Corp. (a)	98,509
	Food Products – 73.9%
7,987	Archer-Daniels-Midland Co.	484,012
3,268	B&G Foods, Inc.	107,190
688	Beyond Meat, Inc. (a)	108,353
6,121	Bunge Ltd.	478,356
2,659	Campbell Soup Co.	121,224
6,974	Conagra Brands, Inc.	253,714
3,881	Darling Ingredients, Inc. (a)	261,968
7,894	General Mills, Inc.	480,981
1,535	Hershey (The) Co.	267,366
2,060	Hormel Foods Corp.	98,365
2,799	Ingredion, Inc.	253,310
3,987	JM Smucker (The) Co.	516,596
4,057	Kellogg Co.	260,987
2,294	Kraft Heinz (The) Co.	93,549
1,212	Lamb Weston Holdings, Inc.	97,760
1,123	McCormick & Co., Inc.	99,183
4,182	Mondelez International, Inc., Class A	261,124
6,684	Tyson Foods, Inc., Class A	493,012
		4,737,050
	Specialty Retail – 4.5%
5,983	GrowGeneration Corp. (a)	287,782
	Total Investments – 99.9%	6,408,476
	(Cost $6,499,493) (b)
	Net Other Assets and Liabilities – 0.1%	6,253
	Net Assets – 100.0%	$6,414,729

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $47,632 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $138,649. The net unrealized depreciation was $91,017.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 6,408,476	$ 6,408,476	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Oil & Gas ETF (FTXN)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Energy Equipment & Services – 2.1%
6,597	Baker Hughes Co.	$150,873
6,074	ChampionX Corp. (a)	155,798
7,169	Halliburton Co.	165,747
5,698	Helmerich & Payne, Inc.	185,926
1,720	Nabors Industries Ltd. (a)	196,493
9,984	NOV, Inc. (a)	152,955
5,139	Schlumberger N.V.	164,500
62,644	Transocean Ltd. (a)	283,151
		1,455,443
	Oil, Gas & Consumable Fuels – 97.7%
219,213	Antero Midstream Corp.	2,277,623
146,826	Antero Resources Corp. (a)	2,206,795
7,739	APA Corp.	167,395
148,569	Cabot Oil & Gas Corp.	2,594,015
4,184	Callon Petroleum Co. (a)	241,375
437,400	Centennial Resource Development, Inc./DE, Class A (a)	2,965,572
57,397	Cheniere Energy, Inc. (a)	4,978,616
46,952	Chevron Corp.	4,917,752
2,375	Cimarex Energy Co.	172,069
11,821	CNX Resources Corp. (a)	161,475
119,580	Comstock Resources, Inc. (a)	797,599
43,712	ConocoPhillips	2,662,061
7,221	Delek US Holdings, Inc.	156,118
6,061	Devon Energy Corp.	176,921
2,009	Diamondback Energy, Inc.	188,625
30,328	EOG Resources, Inc.	2,530,568
97,339	EQT Corp. (a)	2,166,766
295,696	Equitrans Midstream Corp.	2,516,373
41,742	Exxon Mobil Corp.	2,633,085
18,002	Hess Corp.	1,571,935
4,957	HollyFrontier Corp.	163,085
265,706	Kinder Morgan, Inc.	4,843,820
50,616	Kosmos Energy Ltd. (a)	175,131
12,458	Magnolia Oil & Gas Corp., Class A (a)	194,718
201,198	Marathon Oil Corp.	2,740,317
2,604	Marathon Petroleum Corp.	157,334
47,341	Matador Resources, Co.	1,704,749
7,422	Murphy Oil Corp.	172,784
6,202	Occidental Petroleum Corp.	193,936
46,199	ONEOK, Inc.	2,570,512
6,046	Ovintiv, Inc.	190,268
9,972	PBF Energy, Inc., Class A (a)	152,572
57,709	PDC Energy, Inc.	2,642,495
3,164	Phillips 66	271,534
16,011	Pioneer Natural Resources Co.	2,602,108
11,870	Range Resources Corp. (a)	198,941
244,877	SM Energy Co.	6,031,320
31,134	Southwestern Energy Co. (a)	176,530
14,576	Targa Resources Corp.	647,903
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
36,918	Tellurian, Inc. (a)	$171,669
12,657	Valero Energy Corp.	988,259
185,005	Williams (The) Cos., Inc.	4,911,883
		67,984,606
	Total Investments – 99.8%	69,440,049
	(Cost $61,496,871) (b)
	Net Other Assets and Liabilities – 0.2%	118,823
	Net Assets – 100.0%	$69,558,872

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $8,027,477 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $84,299. The net unrealized appreciation was $7,943,178.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 69,440,049	$ 69,440,049	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Pharmaceuticals ETF (FTXH)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.7%
	Biotechnology – 33.6%
15,375	AbbVie, Inc.	$1,731,840
38,386	Alkermes PLC (a)	941,225
2,638	BioMarin Pharmaceutical, Inc. (a)	220,115
2,232	Blueprint Medicines Corp. (a)	196,327
10,241	Esperion Therapeutics, Inc. (a)	216,597
13,163	Gilead Sciences, Inc.	906,404
9,494	Horizon Therapeutics PLC (a)	889,018
5,474	Ionis Pharmaceuticals, Inc. (a)	218,358
172,793	Tonix Pharmaceuticals Holding Corp. (a)	191,800
9,362	United Therapeutics Corp. (a)	1,679,636
977	Vertex Pharmaceuticals, Inc. (a)	196,993
		7,388,313
	Health Care Providers & Services – 4.0%
15,520	Cardinal Health, Inc.	886,037
	Pharmaceuticals – 62.1%
13,241	Bristol-Myers Squibb Co.	884,764
8,301	Catalent, Inc. (a)	897,504
9,440	Corcept Therapeutics, Inc. (a)	207,680
24,186	Elanco Animal Health, Inc. (a)	839,012
4,357	Eli Lilly & Co.	1,000,019
148,248	Endo International PLC (a)	693,801
4,885	Jazz Pharmaceuticals PLC (a)	867,771
10,283	Johnson & Johnson	1,694,021
22,934	Merck & Co., Inc.	1,783,577
14,004	Ocular Therapeutix, Inc. (a)	198,577
3,361	Pacira BioSciences, Inc. (a)	203,945
7,971	Perrigo Co. PLC	365,470
22,469	Pfizer, Inc.	879,886
34,899	Prestige Consumer Healthcare, Inc. (a)	1,818,238
168,509	TherapeuticsMD, Inc. (a)	200,526
4,925	Zoetis, Inc.	917,823
11,618	Zogenix, Inc. (a)	200,759
		13,653,373
	Total Investments – 99.7%	21,927,723
	(Cost $20,220,572) (b)
	Net Other Assets and Liabilities – 0.3%	57,256
	Net Assets – 100.0%	$21,984,979

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,280,300 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $573,149. The net unrealized appreciation was $1,707,151.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 21,927,723	$ 21,927,723	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Retail ETF (FTXD)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Commercial Services & Supplies – 2.5%
2,302	Copart, Inc. (a)	$303,473
	Diversified Consumer Services – 0.4%
587	Chegg, Inc. (a)	48,785
	Food & Staples Retailing – 17.1%
1,832	Costco Wholesale Corp.	724,867
12,518	Kroger (The) Co.	479,564
557	Sysco Corp.	43,307
857	Walgreens Boots Alliance, Inc.	45,087
5,251	Walmart, Inc.	740,496
		2,033,321
	Health Care Providers & Services – 6.5%
393	AmerisourceBergen Corp.	44,995
8,214	CVS Health Corp.	685,376
234	McKesson Corp.	44,750
		775,121
	Internet & Direct Marketing Retail – 7.0%
14	Amazon.com, Inc. (a)	48,162
613	Chewy, Inc., Class A (a)	48,862
7,604	eBay, Inc.	533,877
274	Etsy, Inc. (a)	56,400
528	Overstock.com, Inc. (a)	48,682
844	Stitch Fix, Inc., Class A (a)	50,893
147	Wayfair, Inc., Class A (a)	46,410
		833,286
	Multiline Retail – 15.5%
2,281	Dollar General Corp.	493,585
4,748	Dollar Tree, Inc. (a)	472,426
4,399	Kohl’s Corp.	242,429
2,468	Macy’s, Inc. (a)	46,793
1,345	Nordstrom, Inc. (a)	49,187
522	Ollie’s Bargain Outlet Holdings, Inc. (a)	43,916
2,040	Target Corp.	493,150
		1,841,486
	Oil, Gas & Consumable Fuels – 0.5%
5,696	Clean Energy Fuels Corp. (a)	57,814
	Road & Rail – 0.8%
790	Lyft, Inc., Class A (a)	47,779
888	Uber Technologies, Inc. (a)	44,507
		92,286
	Specialty Retail – 49.7%
2,440	Advance Auto Parts, Inc.	500,542
Shares	Description	Value

	Specialty Retail (Continued)
1,273	American Eagle Outfitters, Inc.	$47,776
506	AutoZone, Inc. (a)	755,063
1,612	Bed Bath & Beyond, Inc. (a)	53,663
3,982	Best Buy Co., Inc.	457,850
140	Burlington Stores, Inc. (a)	45,079
541	CarMax, Inc. (a)	69,870
170	Carvana Co. (a)	51,309
4,746	Dick’s Sporting Goods, Inc.	475,502
245	Five Below, Inc. (a)	47,351
4,170	GameStop Corp., Class A (a)	892,964
1,349	Gap (The), Inc.	45,394
1,452	Home Depot (The), Inc.	463,028
2,828	L Brands, Inc.	203,786
128	Lithia Motors, Inc.	43,986
2,376	Lowe’s Cos., Inc.	460,873
865	O’Reilly Automotive, Inc. (a)	489,772
70	RH (a)	47,530
357	Ross Stores, Inc.	44,268
668	TJX (The) Cos., Inc.	45,036
1,921	Tractor Supply Co.	357,421
131	Ulta Beauty, Inc. (a)	45,296
1,660	Williams-Sonoma, Inc.	265,019
		5,908,378
	Total Investments – 100.0%	11,893,950
	(Cost $11,329,557) (b)
	Net Other Assets and Liabilities – 0.0%	1,314
	Net Assets – 100.0%	$11,895,264

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $672,658 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $108,265. The net unrealized appreciation was $564,393.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 11,893,950	$ 11,893,950	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Semiconductor ETF (FTXL)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Electronic Equipment, Instruments & Components – 3.2%
18,845	II-VI, Inc. (a)	$1,367,958
6,067	IPG Photonics Corp. (a)	1,278,742
		2,646,700
	Semiconductors & Semiconductor Equipment – 96.8%
15,853	Advanced Micro Devices, Inc. (a)	1,489,072
12,648	Ambarella, Inc. (a)	1,348,656
149,117	Amkor Technology, Inc.	3,529,599
38,230	Analog Devices, Inc.	6,581,677
45,557	Applied Materials, Inc.	6,487,317
13,323	Broadcom, Inc.	6,352,939
12,436	Brooks Automation, Inc.	1,184,902
16,262	Cirrus Logic, Inc. (a)	1,384,222
12,694	Cree, Inc. (a)	1,243,124
11,092	Entegris, Inc.	1,363,983
55,083	Intel Corp.	3,092,360
9,929	KLA Corp.	3,219,081
4,841	Lam Research Corp.	3,150,039
23,923	Lattice Semiconductor Corp. (a)	1,343,994
26,285	Marvell Technology, Inc.	1,533,204
8,089	Microchip Technology, Inc.	1,211,247
74,788	Micron Technology, Inc. (a)	6,355,484
3,700	Monolithic Power Systems, Inc.	1,381,765
1,954	NVIDIA Corp.	1,563,395
14,882	NXP Semiconductors N.V.	3,061,525
78,580	ON Semiconductor Corp. (a)	3,008,043
9,266	Qorvo, Inc. (a)	1,812,893
9,572	QUALCOMM, Inc.	1,368,126
9,297	Silicon Laboratories, Inc. (a)	1,424,765
7,468	Skyworks Solutions, Inc.	1,431,989
24,906	Synaptics, Inc. (a)	3,874,876
23,773	Teradyne, Inc.	3,184,631
33,151	Texas Instruments, Inc.	6,374,937
		79,357,845
	Total Investments – 100.0%	82,004,545
	(Cost $71,985,698) (b)
	Net Other Assets and Liabilities – 0.0%	30,854
	Net Assets – 100.0%	$82,035,399

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $10,226,359 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $207,512. The net unrealized appreciation was $10,018,847.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 82,004,545	$ 82,004,545	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Transportation ETF (FTXR)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Air Freight & Logistics – 21.7%
488,691	CH Robinson Worldwide, Inc.	$45,775,686
754,441	Expeditors International of Washington, Inc.	95,512,231
150,607	FedEx Corp.	44,930,586
180,971	United Parcel Service, Inc., Class B	37,636,539
245,073	XPO Logistics, Inc. (a)	34,283,262
		258,138,304
	Airlines – 10.9%
307,649	Alaska Air Group, Inc. (a)	18,554,311
878,271	American Airlines Group, Inc. (a)	18,628,128
446,505	Delta Air Lines, Inc. (a)	19,315,806
1,059,170	JetBlue Airways Corp. (a)	17,772,873
346,395	Southwest Airlines Co. (a)	18,390,111
596,173	Spirit Airlines, Inc. (a)	18,147,506
364,856	United Airlines Holdings, Inc. (a)	19,078,320
		129,887,055
	Auto Components – 6.5%
205,579	Aptiv PLC (a)	32,343,744
921,469	BorgWarner, Inc.	44,728,105
		77,071,849
	Automobiles – 13.2%
3,263,102	Ford Motor Co. (a)	48,489,696
799,409	General Motors Co. (a)	47,301,031
34,052	Tesla, Inc. (a)	23,145,144
2,272,063	Workhorse Group, Inc. (a) (b)	37,693,525
		156,629,396
	Machinery – 7.9%
1,423,078	Nikola Corp. (a) (b)	25,700,789
517,835	PACCAR, Inc.	46,216,774
257,242	Westinghouse Air Brake Technologies Corp.	21,171,016
		93,088,579
	Road & Rail – 26.1%
2,262,501	CSX Corp.	72,581,032
378,726	JB Hunt Transport Services, Inc.	61,713,402
71,517	Kansas City Southern	20,265,772
239,912	Norfolk Southern Corp.	63,675,044
178,615	Old Dominion Freight Line, Inc.	45,332,487
210,978	Union Pacific Corp.	46,400,391
		309,968,128
	Specialty Retail – 9.7%
2,788,993	Blink Charging Co. (a) (b)	114,822,842
Shares	Description	Value

	Trading Companies & Distributors – 3.8%
141,971	United Rentals, Inc. (a)	$45,290,169
	Total Common Stocks	1,184,896,322
	(Cost $1,069,472,137)
MONEY MARKET FUNDS – 12.3%
146,573,085	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	146,573,085
	(Cost $146,573,085)
	Total Investments – 112.1%	1,331,469,407
	(Cost $1,216,045,222) (e)
	Net Other Assets and Liabilities – (12.1)%	(143,525,842)
	Net Assets – 100.0%	$1,187,943,565

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $140,808,112 and the total value of the collateral held by the Fund is $146,573,085.
(c)	Rate shown reflects yield as of June 30, 2021.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $119,435,702 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,011,517. The net unrealized appreciation was $115,424,185.

First Trust Nasdaq Transportation ETF (FTXR)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,184,896,322	$ 1,184,896,322	$ —	$ —
Money Market Funds	146,573,085	146,573,085	—	—
Total Investments	$ 1,331,469,407	$ 1,331,469,407	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Indxx Medical Devices ETF (MDEV)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Biotechnology – 1.9%
3,800	Exact Sciences Corp. (a)	$472,378
	Health Care Equipment & Supplies – 77.2%
3,980	Abbott Laboratories	461,401
1,480	ABIOMED, Inc. (a)	461,923
6,700	Alcon, Inc.	469,090
800	Align Technology, Inc. (a)	488,800
9,080	Ambu A.S., Class B	349,083
5,720	Baxter International, Inc.	460,460
1,880	Becton Dickinson and Co.	457,197
3,720	BioMerieux	432,277
12,120	Boston Scientific Corp. (a)	518,251
2,820	Carl Zeiss Meditec AG	544,875
3,080	Coloplast A.S., Class B	505,373
1,220	Cooper (The) Cos., Inc.	483,449
2,020	Danaher Corp.	542,087
10,100	Demant A.S. (a)	568,515
7,580	DENTSPLY SIRONA, Inc.	479,511
1,220	DexCom, Inc. (a)	520,940
5,560	Edwards Lifesciences Corp. (a)	575,849
20,740	Fisher & Paykel Healthcare Corp., Ltd.	451,155
6,460	Hologic, Inc. (a)	431,011
3,994	Hoya Corp.	529,561
1,660	Insulet Corp. (a)	455,687
600	Intuitive Surgical, Inc. (a)	551,784
8,180	Koninklijke Philips N.V.	405,339
2,000	Masimo Corp. (a)	484,900
3,920	Medtronic PLC	486,590
2,560	Novocure Ltd. (a)	567,859
23,940	Olympus Corp.	475,805
2,380	ResMed, Inc.	586,718
8,840	Siemens Healthineers AG (b) (c)	541,711
24,840	Smith & Nephew PLC	536,893
1,700	Sonova Holding AG	639,395
2,360	STERIS PLC	486,868
360	Straumann Holding AG	573,899
1,920	Stryker Corp.	498,682
4,078	Sysmex Corp.	484,537
1,140	Teleflex, Inc.	458,041
13,930	Terumo Corp.	564,497
1,560	West Pharmaceutical Services, Inc.	560,196
2,880	Zimmer Biomet Holdings, Inc.	463,162
		19,553,371
	Health Care Providers & Services – 1.5%
3,120	Guardant Health, Inc. (a)	387,473
	Life Sciences Tools & Services – 19.4%
2,540	10X Genomics, Inc., Class A (a)	497,383
3,680	Agilent Technologies, Inc.	543,941
Shares	Description	Value

	Life Sciences Tools & Services (Continued)
780	Bio-Rad Laboratories, Inc., Class A (a)	$502,546
380	Mettler-Toledo International, Inc. (a)	526,429
3,720	PerkinElmer, Inc.	574,405
1,060	Sartorius Stedim Biotech	501,376
1,000	Thermo Fisher Scientific, Inc.	504,470
1,640	Waters Corp. (a)	566,800
29,540	WuXi AppTec Co., Ltd., Class H (b) (c)	689,773
		4,907,123
	Total Investments – 100.0%	25,320,345
	(Cost $25,306,080) (d)
	Net Other Assets and Liabilities – 0.0%	8,101
	Net Assets – 100.0%	$25,328,446

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $196,998 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $182,733. The net unrealized appreciation was $14,265.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 25,320,345	$ 25,320,345	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Additional Information
First Trust Exchange-Traded Fund VI
June 30, 2021 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq®, Nasdaq US Smart Banks IndexTM, Nasdaq US Smart Food & Beverage IndexTM, Nasdaq US Smart Oil & Gas IndexTM, Nasdaq US Smart Pharmaceuticals IndexTM, Nasdaq US Smart Retail IndexTM, Nasdaq US Smart Semiconductor IndexTM and Nasdaq US Smart Transportation IndexTM are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates herein after referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
Indxx and Indxx Global Medical Equipment IndexTM (“Index”) are trademarks of Indxx, LLC (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.